INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	$ 73,439	$ 84,210
Classes of intangible Assets, Gross	226,642	223,654
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(153,203)	(139,444)
Intangible assets under development (IT programs) [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	5,076	4,881
Classes of intangible Assets, Gross	5,076	4,881
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	22,323	27,268
Classes of intangible Assets, Gross	119,353	114,602
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(97,030)	(87,334)
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	5,185	5,684
Classes of intangible Assets, Gross	5,185	5,684
Customer relationship [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	24,015	29,218
Classes of intangible Assets, Gross	74,860	75,726
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(50,845)	(46,508)
Other identifiable intangible assets [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	16,840	17,159
Classes of intangible Assets, Gross	22,168	22,761
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	$ (5,328)	$ (5,602)